Finance Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Finance Lease Liabilities [Abstract]
Schedule of Financing Lease Liabilities	Financing lease liabilities as of June 30, 2024 and 2023 consisted of the following:
	2023	Increase/ (Decrease)	Payment	Exchange rate translation	2024
Company vehicles	$168,878	$(171,269)	$-	$2,391	$-
Add: Unrecognized finance expense	171,401	(174,226)	-	2,825	-
Total financing lease liabilities	$340,279	$(345,495)	$-	$5,216	$-

Schedule of Financing Lease Liabilities for Reporting Purposes	Analyzed for reporting purposes as:
	2024	2023
Long-term portion of finance lease liabilities	$-	$282,015
Current maturities of finance lease liabilities	-	58,264
Total	$-	$340,279